Land Use Rights (Tables)	12 Months Ended
Dec. 31, 2018
Land Use Rights
Land Use Rights
Summary of land use rights

The land use rights are summarized as follows (in thousands):

	December 31,	December 31,
	2017	2018
	RMB	RMB
Cost	637,057	3,581,508
Incentive payment from local government	(15,000)	(15,000)
Accumulated amortization	(28,778)	(63,939)
Land use right, net	593,279	3,502,569